TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Schedule of benefits for key managers
	Year ended December 31,
	2018		2017
	Number of people in the year	Expenditure in $ thousands	Number of people in the year	Expenditure in $ thousands

Short-term employee benefits (including salaries)	4	1,232	3	970
Post-employment benefits	1	13	1	13
Share-based payments	6	1,556	5	628
Salary and insurance for directors	10	154	9	146
		2,955		1,757